Subordinated liabilities - Schedule of subordinated liabilities detail, by currency of issue (Details) - Financial liabilities at amortised cost
€ in Millions, £ in Millions, R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 35,813				€ 30,912	€ 25,926	€ 26,196
Euro
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 14,999				13,684	12,940
Annual interest rate	4.11%
US dollar
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 13,425	$ 13,948			11,300	8,438
Annual interest rate	6.27%
Pound sterling
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 1,409		£ 1,169		1,353	1,358
Annual interest rate	4.30%
Brazilian real
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 3,600			R$ 23,139	2,518	1,127
Annual interest rate	14.01%
Other currencies
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 2,380				€ 2,057	€ 2,063